Structural Interest Rate Sensitivity Measures (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (1,284)	$ (1,293)	$ (1,368)
NII Sensitivity	2,000	1,545	1,857
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	543	1,149	338
NII Sensitivity	$ (1,481)	(1,574)	$ (1,101)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		(116)
NII Sensitivity		702
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		18
NII Sensitivity		(863)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		(1,177)
NII Sensitivity		843
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		1,131
NII Sensitivity		$ (711)